STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 7.4%
Aerospace & Defense - .4%
Howmet Aerospace, Sr. Unscd. Notes	5.13	10/1/2024	345,000	379,969
Howmet Aerospace, Sr. Unscd. Notes	5.87	2/23/2022	90,000	94,050
Howmet Aerospace, Sr. Unscd. Notes	5.90	2/1/2027	180,000	209,750
Howmet Aerospace, Sr. Unscd. Notes	5.95	2/1/2037	80,000	98,000
Howmet Aerospace, Sr. Unscd. Notes	6.75	1/15/2028	90,000	109,929
Howmet Aerospace, Sr. Unscd. Notes	6.88	5/1/2025	225,000	262,406
Rolls-Royce, Gtd. Bonds	3.63	10/14/2025	215,000	[a] 213,656
Spirit Aerosystems, Gtd. Notes	3.95	6/15/2023	60,000	59,438
Spirit Aerosystems, Gtd. Notes	4.60	6/15/2028	90,000	86,428
Spirit Aerosystems, Sr. Scd. Notes	3.85	6/15/2026	55,000	57,493
				1,571,119
Airlines - .5%
American Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.00	7/15/2025	103,695	95,308
American Airlines Pass Through Trust, Ser. 2013-2, Cl. A	4.95	1/15/2023	455,592	447,104
American Airlines Pass Through Trust, Ser. 2014-1, Cl. A	3.70	10/1/2026	236,968	231,844
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	267,514	256,370
American Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.65	6/15/2028	36,427	35,125
Delta Air Lines, Sr. Unscd. Notes	2.90	10/28/2024	265,000	260,545
Delta Air Lines, Sr. Unscd. Notes	3.63	3/15/2022	230,000	233,995
Delta Air Lines, Sr. Unscd. Notes	3.75	10/28/2029	180,000	176,900
Delta Air Lines, Sr. Unscd. Notes	3.80	4/19/2023	130,000	133,331
Delta Air Lines, Sr. Unscd. Notes	4.38	4/19/2028	155,000	158,667
Hawaiian Airlines Pass Through Certificates, Ser. 2013-1A, Cl. A	3.90	1/15/2026	63,310	61,225
U.S. Airways Pass Through Trust, Ser. 2012-2, Cl. A	4.63	6/3/2025	52,624	47,307
U.S. Airways Pass Through Trust, Ser. 2013-1, Cl. A	3.95	11/15/2025	60,380	58,716
UAL Pass Through Trust, Ser. 2007-1, Cl. 071A	6.64	7/2/2022	24,153	24,752
				2,221,189
Automobiles & Components - .5%
Ford Holdings, Gtd. Debs.	9.30	3/1/2030	20,000	26,511
Ford Motor, Sr. Unscd. Bonds	6.63	10/1/2028	70,000	81,550
Ford Motor, Sr. Unscd. Debs.	7.40	11/1/2046	20,000	24,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Automobiles & Components - .5% (continued)
Ford Motor, Sr. Unscd. Notes	4.35	12/8/2026	90,000		96,357
Ford Motor, Sr. Unscd. Notes	4.75	1/15/2043	130,000		131,372
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	70,000		73,871
Ford Motor, Sr. Unscd. Notes	7.45	7/16/2031	120,000		153,525
Ford Motor Credit, Sr. Unscd. Notes	3.09	1/9/2023	95,000		96,228
Ford Motor Credit, Sr. Unscd. Notes	3.10	5/4/2023	70,000		70,831
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/28/2022	90,000		91,285
Ford Motor Credit, Sr. Unscd. Notes	3.35	11/1/2022	135,000		137,337
Ford Motor Credit, Sr. Unscd. Notes	3.55	10/7/2022	50,000		50,921
Ford Motor Credit, Sr. Unscd. Notes	4.06	11/1/2024	90,000		93,815
Ford Motor Credit, Sr. Unscd. Notes	4.13	8/4/2025	90,000		94,679
Ford Motor Credit, Sr. Unscd. Notes	4.25	9/20/2022	50,000		51,708
Ford Motor Credit, Sr. Unscd. Notes	4.27	1/9/2027	90,000		95,006
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	80,000		85,700
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	140,000		151,463
ZF North America Capital, Gtd. Notes	4.50	4/29/2022	155,000	[a]	160,048
ZF North America Capital, Gtd. Notes	4.75	4/29/2025	200,000	[a]	217,178
				1,983,642
Banks - .2%
Commerzbank, Sub. Notes	8.13	9/19/2023	205,000	[a]	237,448
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/2031	50,000	[a]	73,650
Intesa Sanpaolo, Sub. Notes	5.02	6/26/2024	105,000	[a]	114,285
UniCredit, Sub. Notes	5.86	6/19/2032	185,000	[a]	205,479
UniCredit, Sub. Notes	7.30	4/2/2034	200,000	[a]	237,616
				868,478
Chemicals - .2%
CF Industries, Gtd. Notes	3.45	6/1/2023	60,000		63,000
CF Industries, Gtd. Notes	4.95	6/1/2043	90,000		107,494
CF Industries, Gtd. Notes	5.15	3/15/2034	50,000		61,616
CF Industries, Gtd. Notes	5.38	3/15/2044	140,000		177,362
H.B. Fuller, Sr. Unscd. Notes	4.00	2/15/2027	30,000		31,321
Methanex, Sr. Unscd. Notes	4.25	12/1/2024	90,000		94,612
Methanex, Sr. Unscd. Notes	5.25	12/15/2029	150,000		157,312
Methanex, Sr. Unscd. Notes	5.65	12/1/2044	90,000		93,769
				786,486
Commercial & Professional Services - .1%
IHS Markit, Gtd. Notes	4.00	3/1/2026	15,000	[a]	16,964
IHS Markit, Gtd. Notes	4.75	2/15/2025	65,000	[a]	74,003
IHS Markit, Gtd. Notes	5.00	11/1/2022	50,000	[a]	53,325
IHS Markit, Sr. Unscd. Notes	4.13	8/1/2023	15,000		16,252
IHS Markit, Sr. Unscd. Notes	4.25	5/1/2029	90,000		106,217
IHS Markit, Sr. Unscd. Notes	4.75	8/1/2028	60,000		72,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Commercial & Professional Services - .1% (continued)
North Queensland Export Terminal, Sr. Scd. Notes	4.45	12/15/2022	145,000	[a]	144,279
The ADT Security , Sr. Scd. Notes	4.13	6/15/2023	20,000		20,999
				504,305
Consumer Discretionary - .6%
Carnival, Gtd. Debs.	6.65	1/15/2028	70,000		73,631
Carnival, Sr. Scd. Notes	11.50	4/1/2023	1,090,000	[a]	1,238,289
Mattel, Sr. Unscd. Notes	3.15	3/15/2023	15,000		15,298
Mattel, Sr. Unscd. Notes	5.45	11/1/2041	45,000		49,918
Mattel, Sr. Unscd. Notes	6.20	10/1/2040	35,000		41,100
MDC Holdings, Gtd. Notes	5.50	1/15/2024	10,000		10,999
MDC Holdings, Gtd. Notes	6.00	1/15/2043	35,000		47,491
Royal Caribbean Cruises, Sr. Scd. Notes	10.88	6/1/2023	170,000	[a]	191,994
Royal Caribbean Cruises, Sr. Scd. Notes	11.50	6/1/2025	265,000	[a]	305,884
Royal Caribbean Cruises, Sr. Unscd. Debs.	7.50	10/15/2027	45,000		48,684
Royal Caribbean Cruises, Sr. Unscd. Notes	3.70	3/15/2028	70,000		61,206
Royal Caribbean Cruises, Sr. Unscd. Notes	5.25	11/15/2022	185,000		182,572
Silversea Cruise Finance, Sr. Scd. Notes	7.25	2/1/2025	165,000	[a]	170,672
Wyndham Destinations, Sr. Scd. Notes	3.90	3/1/2023	35,000		35,591
Wyndham Destinations, Sr. Scd. Notes	4.25	3/1/2022	35,000		35,613
Wyndham Destinations, Sr. Scd. Notes	5.65	4/1/2024	25,000		26,841
Wyndham Destinations, Sr. Scd. Notes	6.60	10/1/2025	30,000		33,484
				2,569,267
Consumer Durables & Apparel - .0%
Michael Kors USA, Gtd. Notes	4.50	11/1/2024	140,000	[a]	148,581
Under Armour, Sr. Unscd. Notes	3.25	6/15/2026	40,000		40,166
				188,747
Consumer Staples - .2%
Avon Products, Sr. Unscd. Notes	7.00	3/15/2023	25,000		26,797
Avon Products, Sr. Unscd. Notes	8.95	3/15/2043	15,000		19,425
Edgewell Personal Care, Gtd. Notes	4.70	5/24/2022	40,000		41,575
Newell Brands, Sr. Unscd. Notes	4.00	12/1/2024	50,000		52,875
Newell Brands, Sr. Unscd. Notes	4.00	6/15/2022	70,000		72,275
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	192,000		202,556
Newell Brands, Sr. Unscd. Notes	4.70	4/1/2026	300,000		330,258

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Consumer Staples - .2% (continued)
Newell Brands, Sr. Unscd. Notes	5.88	4/1/2036	35,000		43,050
Newell Brands, Sr. Unscd. Notes	6.00	4/1/2046	110,000		143,962
				932,773
Diversified Financials - .0%
Navient, Sr. Unscd. Notes	5.63	8/1/2033	40,000		38,287
Electronic Components - .0%
Ingram Micro, Sr. Unscd. Notes	5.00	8/10/2022	30,000		31,192
Energy - 1.6%
Apache, Sr. Unscd. Notes	3.25	4/15/2022	50,000		50,125
Apache, Sr. Unscd. Notes	4.25	1/15/2030	60,000		59,363
Apache, Sr. Unscd. Notes	4.38	10/15/2028	105,000		104,700
Apache, Sr. Unscd. Notes	4.75	4/15/2043	130,000		123,695
Apache, Sr. Unscd. Notes	5.10	9/1/2040	140,000		142,021
Apache, Sr. Unscd. Notes	5.25	2/1/2042	40,000		40,150
Apache, Sr. Unscd. Notes	5.35	7/1/2049	65,000		64,188
Apache, Sr. Unscd. Notes	6.00	1/15/2037	50,000		55,938
Buckeye Partners, Sr. Unscd. Notes	3.95	12/1/2026	85,000		85,832
Buckeye Partners, Sr. Unscd. Notes	4.13	12/1/2027	65,000		66,701
Buckeye Partners, Sr. Unscd. Notes	4.15	7/1/2023	90,000		92,634
Buckeye Partners, Sr. Unscd. Notes	4.35	10/15/2024	55,000		56,606
Buckeye Partners, Sr. Unscd. Notes	5.60	10/15/2044	40,000		38,775
Buckeye Partners, Sr. Unscd. Notes	5.85	11/15/2043	55,000		55,034
Chesapeake Energy, Gtd. Notes	8.00	3/15/2026	65,000	[b]	3,331
Continental Resources, Gtd. Notes	3.80	6/1/2024	130,000		133,494
Continental Resources, Gtd. Notes	4.38	1/15/2028	100,000		102,104
Continental Resources, Gtd. Notes	4.50	4/15/2023	111,000		114,127
Continental Resources, Gtd. Notes	4.90	6/1/2044	70,000		67,769
DCP Midstream Operating, Gtd. Notes	4.95	4/1/2022	40,000		41,318
DCP Midstream Operating, Gtd. Notes	5.60	4/1/2044	20,000		20,986
EnLink Midstream Partners, Sr. Unscd. Notes	4.40	4/1/2024	30,000		29,775
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	5,000		4,861
EnLink Midstream Partners, Sr. Unscd. Notes	5.05	4/1/2045	30,000		24,069
EnLink Midstream Partners, Sr. Unscd. Notes	5.45	6/1/2047	65,000		52,163
EnLink Midstream Partners, Sr. Unscd. Notes	5.60	4/1/2044	15,000		12,102
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	100,000		101,322
EQM Midstream Partners, Sr. Unscd. Notes	4.13	12/1/2026	110,000		106,707

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 7.4% (continued)
Energy - 1.6% (continued)
EQM Midstream Partners, Sr. Unscd. Notes	4.75	7/15/2023	75,000	77,756
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	175,000	181,627
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/15/2048	110,000	105,237
EQT, Sr. Unscd. Notes	3.00	10/1/2022	154,000	156,692
EQT, Sr. Unscd. Notes	3.90	10/1/2027	140,000	145,600
EQT, Sr. Unscd. Notes	7.88	2/1/2025	90,000	106,186
EQT, Sr. Unscd. Notes	8.75	2/1/2030	100,000	127,647
Occidental Petroleum, Sr. Unscd. Notes	2.70	8/15/2022	50,000	50,218
Occidental Petroleum, Sr. Unscd. Notes	2.70	2/15/2023	14,000	13,857
Occidental Petroleum, Sr. Unscd. Notes	2.90	8/15/2024	110,000	106,562
Occidental Petroleum, Sr. Unscd. Notes	3.00	2/15/2027	30,000	27,806
Occidental Petroleum, Sr. Unscd. Notes	3.20	8/15/2026	50,000	47,094
Occidental Petroleum, Sr. Unscd. Notes	3.40	4/15/2026	90,000	87,046
Occidental Petroleum, Sr. Unscd. Notes	3.50	6/15/2025	50,000	48,672
Occidental Petroleum, Sr. Unscd. Notes	3.50	8/15/2029	70,000	65,038
Occidental Petroleum, Sr. Unscd. Notes	4.10	2/15/2047	60,000	49,913
Occidental Petroleum, Sr. Unscd. Notes	4.20	3/15/2048	100,000	84,125
Occidental Petroleum, Sr. Unscd. Notes	4.30	8/15/2039	25,000	21,938
Occidental Petroleum, Sr. Unscd. Notes	4.40	4/15/2046	95,000	83,835
Occidental Petroleum, Sr. Unscd. Notes	4.40	8/15/2049	95,000	80,928
Occidental Petroleum, Sr. Unscd. Notes	4.50	7/15/2044	50,000	43,375
Occidental Petroleum, Sr. Unscd. Notes	4.63	6/15/2045	40,000	34,976
Occidental Petroleum, Sr. Unscd. Notes	5.55	3/15/2026	80,000	84,214
Occidental Petroleum, Sr. Unscd. Notes	6.20	3/15/2040	70,000	72,975
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	115,000	126,371

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Energy - 1.6% (continued)
Occidental Petroleum, Sr. Unscd. Notes	6.60	3/15/2046	100,000		107,908
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	30,000		34,650
Ovintiv, Gtd. Bonds	7.20	11/1/2031	50,000		62,869
Ovintiv, Gtd. Notes	5.15	11/15/2041	20,000		20,675
Ovintiv, Gtd. Notes	6.50	2/1/2038	155,000		184,920
Ovintiv, Gtd. Notes	6.50	8/15/2034	140,000		171,979
Ovintiv, Gtd. Notes	6.63	8/15/2037	100,000		120,651
Ovintiv, Gtd. Notes	7.38	11/1/2031	60,000		76,571
Ovintiv, Gtd. Notes	8.13	9/15/2030	80,000		105,175
Ovintiv Exploration, Gtd. Notes	5.38	1/1/2026	80,000		87,475
Ovintiv Exploration, Gtd. Notes	5.63	7/1/2024	160,000		174,256
Patterson-UTI Energy, Sr. Unscd. Notes	3.95	2/1/2028	85,000		77,738
Patterson-UTI Energy, Sr. Unscd. Notes	5.15	11/15/2029	60,000		58,364
Rockies Express Pipeline, Sr. Unscd. Notes	3.60	5/15/2025	75,000	[a]	77,218
Rockies Express Pipeline, Sr. Unscd. Notes	4.80	5/15/2030	65,000	[a]	68,575
Rockies Express Pipeline, Sr. Unscd. Notes	4.95	7/15/2029	100,000	[a]	107,812
Rockies Express Pipeline, Sr. Unscd. Notes	6.88	4/15/2040	95,000	[a]	106,162
Rockies Express Pipeline, Sr. Unscd. Notes	7.50	7/15/2038	35,000	[a]	39,900
Ruby Pipeline, Sr. Unscd. Notes	7.75	4/1/2022	201,841	[a]	190,310
Southeast Supply Header, Sr. Unscd. Notes	4.25	6/15/2024	100,000	[a]	100,187
Topaz Solar Farms, Sr. Scd. Notes	5.75	9/30/2039	111,947	[a]	129,451
Western Midstream Operating, Sr. Unscd. Notes	3.95	6/1/2025	50,000		50,844
Western Midstream Operating, Sr. Unscd. Notes	4.00	7/1/2022	70,000		71,897
Western Midstream Operating, Sr. Unscd. Notes	4.35	2/1/2025	95,000		98,530
Western Midstream Operating, Sr. Unscd. Notes	4.50	3/1/2028	35,000		36,400
Western Midstream Operating, Sr. Unscd. Notes	4.65	7/1/2026	45,000		47,334
Western Midstream Operating, Sr. Unscd. Notes	4.75	8/15/2028	40,000		42,400
Western Midstream Operating, Sr. Unscd. Notes	5.30	2/1/2030	120,000		132,160
Western Midstream Operating, Sr. Unscd. Notes	5.30	3/1/2048	30,000		30,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 7.4% (continued)
Energy - 1.6% (continued)
Western Midstream Operating, Sr. Unscd. Notes	5.45	4/1/2044	70,000	73,588
Western Midstream Operating, Sr. Unscd. Notes	5.50	8/15/2048	40,000	39,800
Western Midstream Operating, Sr. Unscd. Notes	6.50	2/1/2050	110,000	123,947
				6,730,149
Food Products - .5%
Kraft Heinz Foods, Gtd. Notes	3.00	6/1/2026	155,000	164,039
Kraft Heinz Foods, Gtd. Notes	3.50	6/6/2022	50,000	51,896
Kraft Heinz Foods, Gtd. Notes	3.75	4/1/2030	100,000	107,548
Kraft Heinz Foods, Gtd. Notes	3.95	7/15/2025	136,000	148,710
Kraft Heinz Foods, Gtd. Notes	4.00	6/15/2023	150,000	161,095
Kraft Heinz Foods, Gtd. Notes	4.38	6/1/2046	235,000	250,632
Kraft Heinz Foods, Gtd. Notes	4.63	1/30/2029	85,000	97,158
Kraft Heinz Foods, Gtd. Notes	4.63	10/1/2039	40,000	43,624
Kraft Heinz Foods, Gtd. Notes	4.88	10/1/2049	30,000	33,999
Kraft Heinz Foods, Gtd. Notes	5.00	6/4/2042	215,000	248,833
Kraft Heinz Foods, Gtd. Notes	5.00	7/15/2035	90,000	106,717
Kraft Heinz Foods, Gtd. Notes	5.20	7/15/2045	175,000	203,823
Kraft Heinz Foods, Gtd. Notes	6.50	2/9/2040	60,000	81,571
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	85,000	117,105
Kraft Heinz Foods, Gtd. Notes	7.13	8/1/2039	75,000	[a] 106,765
Safeway, Sr. Unscd. Debs.	7.25	2/1/2031	40,000	47,042
				1,970,557
Health Care - .0%
HCA, Gtd. Bonds	7.05	12/1/2027	10,000	12,116
HCA, Gtd. Bonds	8.36	4/15/2024	15,000	17,663
HCA, Gtd. Notes	7.50	11/15/2095	30,000	39,429
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	25,000	27,534
				96,742
Industrial - .2%
Fluor, Sr. Unscd. Notes	3.50	12/15/2024	80,000	79,774
Fluor, Sr. Unscd. Notes	4.25	9/15/2028	125,000	125,010
Hillenbrand, Gtd. Notes	5.00	9/15/2026	140,000	159,425
Pitney Bowes, Sr. Unscd. Notes	5.95	4/1/2023	90,000	94,378
Trinity Industries, Gtd. Notes	4.55	10/1/2024	25,000	26,405
Xerox, Sr. Unscd. Notes	3.80	5/15/2024	40,000	41,900
Xerox, Sr. Unscd. Notes	4.38	3/15/2023	30,000	31,556
Xerox, Sr. Unscd. Notes	4.80	3/1/2035	20,000	20,255
Xerox, Sr. Unscd. Notes	6.75	12/15/2039	35,000	38,350
				617,053
Information Technology - .0%
CDK Global, Sr. Unscd. Notes	5.00	10/15/2024	20,000	22,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 7.4% (continued)
Insurance - .0%
Liberty Mutual Group, Gtd. Bonds	7.80	3/15/2037	50,000	[a] 64,154
Materials - .0%
Crown Cork & Seal, Gtd. Debs.	7.38	12/15/2026	20,000	24,371
Pactiv, Sr. Unscd. Notes	7.95	12/15/2025	20,000	22,700
Sealed Air, Gtd. Notes	6.88	7/15/2033	65,000	[a] 86,079
				133,150
Media - .0%
Belo, Gtd. Debs.	7.75	6/1/2027	30,000	34,921
Liberty Interactive, Sr. Unscd. Debs.	8.25	2/1/2030	10,000	11,481
Liberty Interactive, Sr. Unscd. Debs.	8.50	7/15/2029	40,000	46,342
				92,744
Metals & Mining - .4%
Allegheny Ludlum, Gtd. Bonds	6.95	12/15/2025	10,000	10,886
Allegheny Technologies, Sr. Unscd. Notes	7.88	8/15/2023	35,000	38,379
ArcelorMittal, Sr. Unscd. Notes	3.60	7/16/2024	210,000	225,704
ArcelorMittal, Sr. Unscd. Notes	4.25	7/16/2029	145,000	162,530
ArcelorMittal, Sr. Unscd. Notes	4.55	3/11/2026	225,000	250,797
ArcelorMittal, Sr. Unscd. Notes	7.00	3/1/2041	125,000	178,841
ArcelorMittal, Sr. Unscd. Notes	7.25	10/15/2039	200,000	286,504
Freeport-McMoRan, Gtd. Notes	3.88	3/15/2023	100,000	104,662
Freeport-McMoRan, Gtd. Notes	4.55	11/14/2024	45,000	49,429
Freeport-McMoRan, Gtd. Notes	5.40	11/14/2034	35,000	43,553
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	125,000	156,482
				1,507,767
Real Estate - .4%
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	5/1/2024	20,000	20,550
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	85,000	85,212
EPR Properties, Gtd. Notes	4.50	6/1/2027	85,000	86,883
EPR Properties, Gtd. Notes	4.50	4/1/2025	55,000	56,561
EPR Properties, Gtd. Notes	4.75	12/15/2026	100,000	104,236
EPR Properties, Gtd. Notes	4.95	4/15/2028	90,000	93,550
EPR Properties, Gtd. Notes	5.25	7/15/2023	40,000	41,664
EPR Properties, Sr. Unscd. Notes	3.75	8/15/2029	110,000	107,735
Mack-Cali Realty, Sr. Unscd. Notes	3.15	5/15/2023	5,000	5,063
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	90,000	82,069
Service Properties Trust, Sr. Unscd. Notes	4.35	10/1/2024	170,000	167,161
Service Properties Trust, Sr. Unscd. Notes	4.38	2/15/2030	90,000	82,069
Service Properties Trust, Sr. Unscd. Notes	4.50	3/15/2025	80,000	77,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Real Estate - .4% (continued)
Service Properties Trust, Sr. Unscd. Notes	4.50	6/15/2023	100,000		100,837
Service Properties Trust, Sr. Unscd. Notes	4.65	3/15/2024	65,000		64,667
Service Properties Trust, Sr. Unscd. Notes	4.75	10/1/2026	85,000		81,812
Service Properties Trust, Sr. Unscd. Notes	4.95	2/15/2027	75,000		72,563
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	85,000		80,556
Service Properties Trust, Sr. Unscd. Notes	5.00	8/15/2022	105,000		106,050
Service Properties Trust, Sr. Unscd. Notes	5.25	2/15/2026	55,000		54,313
				1,571,301
Retailing - .5%
Bed Bath & Beyond, Sr. Unscd. Notes	3.75	8/1/2024	20,000		20,292
Bed Bath & Beyond, Sr. Unscd. Notes	4.92	8/1/2034	32,000		30,800
Brinker International, Gtd. Notes	5.00	10/1/2024	25,000	[a]	26,091
Brinker International, Sr. Unscd. Notes	3.88	5/15/2023	20,000		20,188
L Brands, Sr. Unscd. Notes	7.60	7/15/2037	14,000		15,540
Macy's Retail Holdings, Gtd. Notes	2.88	2/15/2023	81,000		79,237
Macy's Retail Holdings, Gtd. Notes	3.63	6/1/2024	70,000		68,163
Macy's Retail Holdings, Gtd. Notes	3.88	1/15/2022	60,000		60,101
Macy's Retail Holdings, Gtd. Notes	4.30	2/15/2043	65,000		48,425
Macy's Retail Holdings, Gtd. Notes	4.38	9/1/2023	35,000		34,519
Macy's Retail Holdings, Gtd. Notes	4.50	12/15/2034	85,000		69,700
Macy's Retail Holdings, Gtd. Notes	5.13	1/15/2042	60,000		49,200
Macy's Retail Holdings, Gtd. Notes	6.38	3/15/2037	40,000		36,400
Marks & Spencer, Sr. Unscd. Notes	7.13	12/1/2037	95,000	[a]	107,479
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	100,000		99,969
Nordstrom, Sr. Unscd. Debs.	6.95	3/15/2028	90,000		105,173
Nordstrom, Sr. Unscd. Notes	4.38	4/1/2030	90,000		90,067
Nordstrom, Sr. Unscd. Notes	5.00	1/15/2044	170,000		168,200
QVC, Sr. Scd. Notes	4.38	3/15/2023	155,000		164,106
QVC, Sr. Scd. Notes	4.45	2/15/2025	125,000		134,062
QVC, Sr. Scd. Notes	4.75	2/15/2027	110,000		118,140
QVC, Sr. Scd. Notes	4.85	4/1/2024	120,000		130,800
QVC, Sr. Scd. Notes	5.45	8/15/2034	75,000		80,063
QVC, Sr. Scd. Notes	5.95	3/15/2043	55,000		57,227
Rite Aid, Sr. Unscd. Debs.	7.70	2/15/2027	10,000		10,025
Yum! Brands, Sr. Unscd. Bonds	6.88	11/15/2037	40,000		51,572
Yum! Brands, Sr. Unscd. Notes	3.88	11/1/2023	30,000		31,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 7.4% (continued)
Retailing - .5% (continued)
Yum! Brands, Sr. Unscd. Notes	5.35	11/1/2043	45,000	50,589
				1,957,662
Technology Hardware & Equipment - .3%
Dell, Sr. Unscd. Debs.	7.10	4/15/2028	10,000	12,825
Dell, Sr. Unscd. Notes	5.40	9/10/2040	10,000	11,355
Dell, Sr. Unscd. Notes	6.50	4/15/2038	35,000	43,313
EMC, Sr. Unscd. Notes	3.38	6/1/2023	35,000	36,456
Seagate HDD Cayman, Gtd. Bonds	4.25	3/1/2022	40,000	41,206
Seagate HDD Cayman, Gtd. Bonds	4.75	1/1/2025	131,000	142,079
Seagate HDD Cayman, Gtd. Bonds	4.75	6/1/2023	151,000	162,127
Seagate HDD Cayman, Gtd. Bonds	4.88	3/1/2024	154,000	166,432
Seagate HDD Cayman, Gtd. Bonds	4.88	6/1/2027	130,000	145,261
Seagate HDD Cayman, Gtd. Bonds	5.75	12/1/2034	149,000	176,658
Seagate HDD Cayman, Gtd. Notes	4.09	6/1/2029	131,000	[a] 136,594
Seagate HDD Cayman, Gtd. Notes	4.13	1/15/2031	149,000	[a] 156,364
				1,230,670
Telecommunication Services - .5%
Embarq, Sr. Unscd. Notes	8.00	6/1/2036	80,000	98,177
Lumen Technologies, Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	40,000	49,533
Lumen Technologies, Sr. Unscd. Debs., Ser. G	6.88	1/15/2028	10,000	11,717
Lumen Technologies, Sr. Unscd. Notes, Ser. T	5.80	3/15/2022	35,000	36,619
Lumen Technologies, Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	30,000	37,240
Nokia, Sr. Unscd. Notes	6.63	5/15/2039	75,000	98,391
Sprint Capital, Gtd. Notes	6.88	11/15/2028	105,000	134,991
Sprint Capital, Gtd. Notes	8.75	3/15/2032	210,000	320,985
Telecom Italia Capital, Gtd. Notes	6.00	9/30/2034	170,000	203,894
Telecom Italia Capital, Gtd. Notes	6.38	11/15/2033	160,000	197,814
Telecom Italia Capital, Gtd. Notes	7.20	7/18/2036	145,000	192,012
Telecom Italia Capital, Gtd. Notes	7.72	6/4/2038	150,000	211,237
U.S. Cellular, Sr. Unscd. Notes	6.70	12/15/2033	25,000	32,388
Vodafone Group, Jr. Sub. Notes	7.00	4/4/2079	325,000	404,309
				2,029,307
Transportation - .0%
XPO CNW, Sr. Unscd. Debs.	6.70	5/1/2034	35,000	41,791
Utilities - .3%
FirstEnergy, Sr. Unscd. Notes	2.05	3/1/2025	40,000	39,947
FirstEnergy, Sr. Unscd. Notes	2.65	3/1/2030	80,000	79,327
FirstEnergy, Sr. Unscd. Notes, Ser. A	1.60	1/15/2026	40,000	38,960
FirstEnergy, Sr. Unscd. Notes, Ser. A	3.35	7/15/2022	70,000	71,347
FirstEnergy, Sr. Unscd. Notes, Ser. B	2.25	9/1/2030	60,000	57,188

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 7.4% (continued)
Utilities - .3% (continued)
FirstEnergy, Sr. Unscd. Notes, Ser. B	4.25	3/15/2023	100,000		105,203
FirstEnergy, Sr. Unscd. Notes, Ser. B	4.40	7/15/2027	175,000		191,395
FirstEnergy, Sr. Unscd. Notes, Ser. C	3.40	3/1/2050	100,000		94,560
FirstEnergy, Sr. Unscd. Notes, Ser. C	5.35	7/15/2047	115,000		139,273
FirstEnergy, Sr. Unscd. Notes, Ser. C	7.38	11/15/2031	180,000		252,656
FirstEnergy Transmission, Sr. Unscd. Notes	4.35	1/15/2025	80,000	[a]	87,957
FirstEnergy Transmission, Sr. Unscd. Notes	4.55	4/1/2049	60,000	[a]	67,923
FirstEnergy Transmission, Sr. Unscd. Notes	5.45	7/15/2044	50,000	[a]	61,856
Midland Cogeneration Venture, Sr. Scd. Notes	6.00	3/15/2025	102,051	[a]	104,823
TransAlta, Sr. Unscd. Bonds	6.50	3/15/2040	25,000		28,406
				1,420,821
Total Bonds and Notes (cost $27,503,679)			31,181,553
Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .2%
Call Options - .2%
S&P500 Emini, Contracts 110	3,820	3/19/2021	21,010,000		408,100
S&P500 Emini, Contracts 120	3,870	3/19/2021	23,220,000		315,599
Total Options Purchased (cost $732,529)			723,699
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 81.2%
U.S. Government Securities
U.S. Treasury Bills	0.08	4/1/2021	107,092,100	[c]	107,083,982
U.S. Treasury Bills	0.15	2/25/2021	42,878,000	[c]	42,877,000
U.S. Treasury Bills	0.08	2/18/2021	94,556,400	[c]	94,555,172
U.S. Treasury Bills	0.08	3/18/2021	98,273,500	[c,d]	98,267,512
Total Short-Term Investments (cost $342,767,482)			342,783,666
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 7.5%
Registered Investment Companies - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $31,623,562)	0.08		31,623,562	[e]	31,623,562
Total Investments (cost $402,627,252)			96.3%	406,312,480
Cash and Receivables (Net)			3.7%	15,650,920
Net Assets			100.0%	421,963,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $5,629,051 or 1.33% of net assets.

b Non-income producing—security in default.

c Security is a discount security. Income is recognized through the accretion of discount.

d These securities are wholly-owned by the Subsidiary referenced in Note 1.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	31,181,553	-	31,181,553
Investment Companies	31,623,562	-	-	31,623,562
U.S. Treasury Securities	-	342,783,666	-	342,783,666
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	3,643,198	-	3,643,198
Futures††	5,090,858	-	-	5,090,858
Options Purchased	723,699	-	-	723,699
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(3,784,169)	-	(3,784,169)
Futures††	(7,552,993)	-	-	(7,552,993)
Options Written	(316,047)	-	-	(316,047)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	38	3/18/2021	4,846,173[a]	4,749,011	(97,162)
Australian 10 Year Bond	808	3/15/2021	90,575,132[a]	90,075,477	(499,655)
CAC 40 10 Euro	8	2/19/2021	545,678[a]	523,865	(21,813)
Canadian 10 year Bond	555	3/22/2021	64,088,686[a]	64,065,337	(23,349)
Cocoa	68	5/13/2021	1,697,150[b]	1,682,320	(14,830)
Corn No.2 Yellow	88	5/14/2021	2,039,610[b]	2,409,000	369,390
Cotton No.2	73	5/6/2021	2,850,506[b]	2,987,160	136,654
Crude Oil	3	5/20/2021	153,550[b]	154,890	1,340
Crude Soybean Oil	20	5/14/2021	503,134[b]	526,920	23,786
DAX	58	3/19/2021	24,107,355[a]	23,653,182	(454,173)
E-mini Russell 2000	106	3/19/2021	10,996,371	10,961,460	(34,911)
FTSE 100	781	3/19/2021	71,540,755[a]	68,068,244	(3,472,511)
FTSE/MIB Index	165	3/19/2021	22,512,669[a]	21,563,388	(949,281)
Gasoline	17	5/28/2021	1,197,882[b]	1,180,171	(17,711)
Hard Red Winter Wheat	1	5/14/2021	31,862[b]	32,075	213
Japanese 10 Year Bond	62	3/15/2021	89,948,841[a]	89,864,337	(84,504)
Live Cattle	3	4/30/2021	140,866[b]	146,220	5,354
LME Primary Aluminum	12	6/16/2021	604,236[b]	595,845	(8,391)
LME Refined Pig Lead	1	6/16/2021	51,328[b]	50,744	(584)
LME Zinc	2	6/16/2021	138,219[b]	129,463	(8,756)
Low Sulphur Gas Oil	4	6/10/2021	182,410[b]	181,700	(710)
Mini MSCI Emerging Markets Index	123	3/19/2021	7,726,477	8,155,515	429,038
Platinum	12	4/28/2021	619,280[b]	647,520	28,240
S&P/Toronto Stock Exchange 60 Index	19	3/18/2021	3,138,052[a]	3,040,297	(97,755)
Soybean	41	5/14/2021	2,438,601[b]	2,802,350	363,749
Soybean Meal	33	5/14/2021	1,460,050[b]	1,416,030	(44,020)
Standard & Poor's 500 E-mini	522	3/19/2021	97,592,678	96,705,720	(886,958)
Topix	28	3/11/2021	4,942,432[a]	4,822,378	(120,054)
U.S. Treasury 10 Year Notes	2,023	3/22/2021	277,747,279	277,214,219	(533,060)
U.S. Treasury 2 Year Notes	1	3/31/2021	220,979	220,977	(2)
U.S. Treasury 5 Year Notes	3	3/31/2021	378,037	377,625	(412)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	3	3/22/2021	520,013	506,156	(13,857)
Futures Short
Amsterdam Exchange Index	37	2/19/2021	5,906,080[a]	5,714,954	191,126
Brent Crude	13	5/28/2021	713,255[b]	704,730	8,525
Chicago SRW Wheat	55	5/14/2021	1,657,741[b]	1,821,875	(164,134)
Coffee "C"	6	5/18/2021	284,492[b]	281,250	3,242
Copper	4	5/26/2021	358,936[b]	355,650	3,286
Euro-Bond	419	3/8/2021	90,193,897[a]	90,127,628	66,269
Gold 100 oz	1	4/28/2021	184,149[b]	185,030	(881)
Hang Seng	228	2/25/2021	43,326,284[a]	41,638,874	1,687,410
IBEX 35 Index	152	2/19/2021	15,332,476[a]	14,295,988	1,036,488
Lean Hog	2	6/14/2021	66,477[b]	69,840	(3,363)
Long Gilt	489	3/29/2021	90,062,643[a]	89,827,349	235,294
Natural Gas	38	5/26/2021	1,061,637[b]	1,019,540	42,097
NY Harbor ULSD	1	5/28/2021	67,448[b]	66,814	634
NYMEX Palladium	8	3/29/2021	1,883,236[b]	1,766,720	116,516
Silver	3	5/26/2021	407,848[b]	404,295	3,553
Sugar No.11	20	4/30/2021	337,732[b]	337,792	(60)
Swiss Market Index	105	3/19/2021	12,748,067[a]	12,404,322	343,745
U.S. Treasury Ultra Long Bond	1	3/22/2021	206,467	204,719	1,748
Ultra 10 Year U.S. Treasury Notes	1	3/22/2021	153,732	153,828	(96)
Gross Unrealized Appreciation				5,097,697
Gross Unrealized Depreciation				(7,552,993)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Dynamic Total Return Fund

January 31, 2021 (Unaudited)

Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options:
S&P500 Emini, Contracts 219	3,350	2/26/2021	36,682,500	(316,047)
Total Options Written (premiums received $315,638)				(316,047)

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
Swedish Krona	94,914,000	United States Dollar	11,476,230	3/17/2021	(111,758)
United States Dollar	8,893,844	Swedish Krona	74,371,451	3/17/2021	(10,978)
Canadian Dollar	9,250,245	United States Dollar	7,237,888	3/17/2021	(3,239)
United States Dollar	28,137,227	Canadian Dollar	35,915,000	3/17/2021	47,979
Japanese Yen	1,602,728,000	United States Dollar	15,468,701	3/17/2021	(160,324)
United States Dollar	13,564,721	Japanese Yen	1,408,690,234	3/17/2021	109,686
Norwegian Krone	59,220,000	United States Dollar	6,898,333	3/17/2021	14,878
United States Dollar	11,254,030	Norwegian Krone	97,271,825	3/17/2021	(101,267)
New Zealand Dollar	6,365,000	United States Dollar	4,564,719	3/17/2021	9,196
United States Dollar	11,116,111	New Zealand Dollar	15,744,442	3/17/2021	(197,910)
Australian Dollar	2,760,000	United States Dollar	2,125,283	3/17/2021	(15,363)
United States Dollar	11,143,419	Australian Dollar	14,947,377	3/17/2021	(283,309)
Swiss Franc	6,718,650	United States Dollar	7,579,305	3/17/2021	(26,178)
United States Dollar	9,522,561	Swiss Franc	8,408,000	3/17/2021	70,261
Euro	9,368,000	United States Dollar	11,490,122	3/17/2021	(109,273)
United States Dollar	32,074,249	Euro	26,367,364	3/17/2021	41,480
British Pound	31,604,601	United States Dollar	42,405,807	3/17/2021	908,800
United States Dollar	12,089,734	British Pound	8,868,000	3/17/2021	(64,001)
Credit Suisse International
Canadian Dollar	6,889,245	United States Dollar	5,383,190	3/17/2021	4,913
United States Dollar	11,112,978	New Zealand Dollar	15,744,442	3/17/2021	(201,043)
United States Dollar	25,658,966	Euro	21,092,364	3/17/2021	34,606

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Credit Suisse International(continued)
United States Dollar	5,636,286	Swedish Krona	47,199,451	3/17/2021	(15,113)
United States Dollar	11,136,917	Australian Dollar	14,947,377	3/17/2021	(289,811)
Swiss Franc	5,123,650	United States Dollar	5,782,639	3/17/2021	(22,616)
British Pound	18,260,601	United States Dollar	24,381,153	3/17/2021	645,290
United States Dollar	5,726,051	Norwegian Krone	49,991,825	3/17/2021	(109,884)
United States Dollar	7,271,416	Japanese Yen	754,948,234	3/17/2021	60,565
Goldman Sachs
New Zealand Dollar	42,522,000	United States Dollar	30,157,619	3/17/2021	398,866
United States Dollar	10,798,937	New Zealand Dollar	15,036,000	3/17/2021	(5,995)
Australian Dollar	23,980,000	United States Dollar	18,190,652	3/17/2021	141,190
United States Dollar	1,944,594	Australian Dollar	2,513,000	3/17/2021	23,497
Canadian Dollar	15,788,000	United States Dollar	12,315,900	3/17/2021	31,951
United States Dollar	17,842,981	Canadian Dollar	22,757,000	3/17/2021	44,651
Swedish Krona	78,754,000	United States Dollar	9,509,879	3/17/2021	(80,315)
Japanese Yen	1,544,258,000	United States Dollar	14,905,316	3/17/2021	(155,412)
United States Dollar	4,184,747	Japanese Yen	436,421,000	3/17/2021	16,293
Euro	41,565,000	United States Dollar	50,829,305	3/17/2021	(333,471)
United States Dollar	9,735,577	Euro	8,002,000	3/17/2021	14,233
British Pound	4,493,000	United States Dollar	6,019,214	3/17/2021	138,514
United States Dollar	34,908,879	British Pound	26,119,000	3/17/2021	(887,624)
United States Dollar	19,449,364	Swiss Franc	17,216,000	3/17/2021	95,083
Norwegian Krone	39,425,000	United States Dollar	4,549,807	3/17/2021	52,580
Morgan Stanley
Canadian Dollar	6,483,997	United States Dollar	5,063,566	3/17/2021	7,591
United States Dollar	10,460,682	New Zealand Dollar	14,818,299	3/17/2021	(187,809)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley(continued)
United States Dollar	5,391,537	Norwegian Krone	47,051,132	3/17/2021	(101,108)
Swiss Franc	4,822,259	United States Dollar	5,443,529	3/17/2021	(22,330)
United States Dollar	5,304,463	Swedish Krona	44,423,013	3/17/2021	(14,501)
United States Dollar	10,481,031	Australian Dollar	14,068,120	3/17/2021	(273,537)
United States Dollar	24,150,509	Euro	19,851,637	3/17/2021	33,464
British Pound	17,186,449	United States Dollar	22,910,912	3/17/2021	643,389
United States Dollar	6,840,925	Japanese Yen	710,539,517	3/17/2021	54,242
Gross Unrealized Appreciation					3,643,198
Gross Unrealized Depreciation					(3,784,169)

See notes to consolidated financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $3,685,228, consisting of $3,813,502 gross unrealized appreciation and $128,274 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.